Operating Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Expenses [Abstract]
Compensation expenses	$ 35,660,544	$ 1,991,885	$ 1,662,883